Taxation (Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Beginning balance	$ 212,859	$ 200,228	$ 193,918
Increases/(decrease) related to prior year tax positions	(820)	12,850	7,534
Foreign currency translation adjustment	(191)	(219)	(1,224)
Ending balance	$ 211,848	$ 212,859	$ 200,228